LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Liabilities In Respect Of Government Grant Abstract
Schedule of Liabilities in Respect of Government Grants
	2023	2022

Balance on January 1,	$4,744	$4,396
Grants received *)	66	212
Royalties paid	(73)	(31)
Amounts recorded in profit or loss	77	167

Balance on December 31,	$4,814	$4,744

*) Excludes EU Horizon grant received in May 2023 - see also Note 5g.